----------------------- --------------------------------------------------------

       [graphic]            INVESTOR CLASS SHARES                JUNE 30, 2003

----------------------- --------------------------------------------------------
--------------------------------------------------------------------------------
                          SUPPLEMENT TO THE PROSPECTUS
                              DATED APRIL 30, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.

--------------------------------------------------------------------------------
------------------------------------- ------------------------------------------

        ACCESSOR FUNDS, INC.                                  [logo]

------------------------------------- ------------------------------------------

Voluntary fee waivers or expense reimbursements may be imposed to enhance the Accessor U.S. Government Money Fund's (the "Fund") yield during periods when the Fund's operating expenses have a significant impact on the Fund's yield due to low interest rates. Effective July 1, 2003, the Board of Directors of Accessor Funds, Inc. ("Accessor Funds") on behalf of the Fund has temporarily suspended the payment of 0.25% administrative services fee for the Investor Class Shares. Any such suspension of the payment of the administrative services fee for the Investor Class Shares is voluntary and temporary and may be revised or reinstated at any time by the Board of Directors without notice. There is no guarantee that the Fund will maintain a $1.00 net asset value.

----------------------- --------------------------------------------------------

       [graphic]                C CLASS SHARES                   JUNE 30, 2003

----------------------- --------------------------------------------------------
--------------------------------------------------------------------------------

                          SUPPLEMENT TO THE PROSPECTUS
                              DATED APRIL 30, 2003

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.

--------------------------------------------------------------------------------
------------------------------------- ------------------------------------------

        ACCESSOR FUNDS, INC.                                  [logo]

------------------------------------- ------------------------------------------

Voluntary fee waivers or expense reimbursements may be imposed to enhance the Accessor U.S. Government Money Fund's (the "Fund") yield during periods when the Fund's operating expenses have a significant impact on the Fund's yield due to low interest rates. Effective July 1, 2003, the Board of Directors of Accessor Funds, Inc. ("Accessor Funds") on behalf of the Fund has temporarily suspended the payment of 0.25% 12b-1 fee for the C Class Shares. Alps Distributors, Inc. ("ALPS"), the distributor of Accessor Funds has voluntarily waived the receipt of a portion of the distribution fees for the Fund to assist the Fund's efforts to maintain a $1.00 net asset value per share. Any such suspension of payments of the administrative services fee or any fee waivers are voluntary and temporary and may be revised or terminated at any time by the Board of Directors or the distributor without notice. There is no guarantee that the Fund will maintain a $1.00 net asset value.

----------------------- --------------------------------------------------------

       [graphic]                                                JUNE 30, 2003

----------------------- --------------------------------------------------------
--------------------------------------------------------------------------------
                          SUPPLEMENT TO THE PROSPECTUS
              INVESTOR CLASS SHARES PROSPECTUS DATED APRIL 30, 2003
                 C CLASS SHARES PROSPECTUS DATED APRIL 30, 2003
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 This supplement provides new and additional information beyond that contained in the prospectus, and should be read in conjunction with such prospectus. Capitalized terms not defined herein should have the meanings set forth in the prospectus.

--------------------------------------------------------------------------------
------------------------------------- ------------------------------------------

        ACCESSOR FUNDS, INC.                                  [logo]

------------------------------------- ------------------------------------------

Voluntary fee waivers or expense reimbursements may be imposed to enhance the Accessor U.S. Government Money Fund's (the "Fund") yield during periods when the Fund's operating expenses have a significant impact on the Fund's yield due to low interest rates. Effective July 1, 2003, the Board of Directors of Accessor Funds, Inc. ("Accessor Funds") on behalf of the Fund has temporarily suspended the payment of 0.25% administrative services fee for the Investor Class Shares and 0.25% 12b-1 fee for the C Class Shares. Alps Distributors, Inc. ("ALPS"), the distributor of Accessor Funds has voluntarily waived the receipt of a portion of the distribution fees for the Fund to assist the Fund's efforts to maintain a $1.00 net asset value per share. Any such suspension of the payment of the administrative services fee or any fee waivers are voluntary and temporary and may be revised or terminated at any time by the Board of Directors or the distributor without notice. There is no guarantee that the Fund will maintain a $1.00 net asset value.